ACCOUNTING PRINCIPLES (Details) - USD ($)	Dec. 31, 2017	Dec. 14, 2017	Dec. 31, 2016	Nov. 20, 2015	Sep. 27, 2011	Dec. 28, 2009
Disclosure of detailed information about financial instruments [line items]
Non-cancellable operating lease commitments	$ 1,311,000,000		$ 1,312,000,000
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 1,000,000,000		$ 1,000,000,000	$ 1,000,000,000	$ 750,000,000